Annual Total Returns [BarChart] - BlackRock Bond Income Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	6.56%
Annual Return 2012	7.55%
Annual Return 2013	(0.77%)
Annual Return 2014	7.08%
Annual Return 2015	0.59%
Annual Return 2016	3.12%
Annual Return 2017	4.10%
Annual Return 2018	(0.36%)
Annual Return 2019	9.83%
Annual Return 2020	8.60%